Stock options (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unamortized stock based compensation expense	475,000	967,000
Stock options Granted	542,500	1,900,000
Exercised price	0.79	0.63
Director [Member]
Stock options Granted	65,000
Exercised price	1.83